Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Assets [Abstract]
Cash and cash equivalents	$ 63,277		$ 82,071		$ 87,246
Restricted cash	14,323		10,070		21,876
Commercial mortgage loans, held for investment, net of allowance of $20,886 and $921 as of December 31, 2020 and December 31, 2019, respectively			2,693,848		2,762,042
Commercial mortgage loans, held-for-sale, measured at fair value	77,031		67,649		112,562
Real estate securities, available for sale, measured at fair value, amortized cost of $179,392 and $387,294 as of December 31, 2020 and December 31, 2019, respectively			171,136		386,316
Derivative instruments, measured at fair value	5		25		1,119
Other real estate investments, measured at fair value	2,547		2,522		2,557
Receivable for loan repayment	128,333	[1]	98,551	[1],[2]	89,317	[2]
Accrued interest receivable	17,411		15,295	[2]	16,308	[2]
Prepaid expenses and other assets	4,400		8,538		5,322
Intangible lease asset, net of amortization	13,134		13,546		14,377
Operating right of use asset, net of amortization			0		5,979
Real estate owned, net of depreciation	0		26,510		35,333
Receivable for unsettled trades			0		266
Commercial mortgage loans, held for investment, net of allowance of $17,192 and $20,886 as of June 30, 2021 and December 31, 2020, respectively	3,109,111		2,693,848
Real estate owned, held for sale	26,111		0
Total assets	3,455,683		3,189,761		3,540,620
Liabilities and Equity [Abstract]
Collateralized loan obligations	1,960,090		1,625,498		1,803,185
Mortgage note payable	29,167		29,167		29,167
Derivative instruments, measured at fair value	2,285		403		1,581
Interest payable	1,044		2,110		4,958
Distributions payable	16,099		15,688		6,912
Accounts payable and accrued expenses	7,739		5,125		10,925
Due to affiliates	12,691		9,525		4,789
Operating lease liability			0		6,136
Deferred rent revenue			0		150
Total liabilities	2,400,192		2,182,063		2,514,705
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	0		0		0
Common stock, $0.01 par value, 949,999,000 shares authorized, 44,510,051 and 43,916,815 issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	444		446		441
Additional paid-in capital	908,689		912,725		903,310
Accumulated other comprehensive income (loss)	0		(8,256)		(978)
Accumulated deficit	(77,857)		(106,471)		(85,968)
Total stockholders' equity	831,276		798,444		816,805
Total liabilities, redeemable convertible preferred stock and stockholders' equity	3,455,683		3,189,761		3,540,620
CMBS
Assets [Abstract]
Real estate securities, available for sale, measured at fair value, amortized cost of $179,392 and $387,294 as of December 31, 2020 and December 31, 2019, respectively			171,136		386,316
Liabilities and Equity [Abstract]
Repurchase agreements	287,462		276,340		252,543
Other financing and loan participation - commercial mortgage loans	37,105		31,379		0
Real Estate Securities
Liabilities and Equity [Abstract]
Repurchase agreements	46,510		186,828		394,359
Series A Convertible Preferred Stock
Liabilities and Equity [Abstract]
Redeemable convertible preferred stock	127,579		202,292		202,144
Series C Convertible Preferred Stock
Liabilities and Equity [Abstract]
Redeemable convertible preferred stock	$ 6,966		$ 6,962		$ 6,966

[1]	Includes $128.3 million and $98.6 million of cash held by servicer related to the CLOs as of June 30, 2021 and December 31, 2020, respectively.
[2]	Includes $98.6 million and $89.3 million of cash held by the servicer related to CLO loan payoffs as of December 31, 2020 and December 31, 2019.